LEASE OBLIGATIONS - Disclosure of changes in lease obligation (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 01, 2023 CAD ($)	Mar. 01, 2023 USD ($)
Lease liabilities [abstract]
Balance - beginning of period	$ 246,809	$ 138,684
Liability settled	(75,130)	(141,049)	$ (218,880)
Liability revaluation	0	0
Interest expense	10,993	2,365	9,320
Balance - end of the period	182,672	246,809	138,684
Current portion	79,989	0
Long-term portion	102,683	0
Total lease obligation	$ 182,672	$ 246,809	$ 138,684	$ 335,068	$ 246,809